FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Disclosure of foreign currency risk (Details) - USD ($) $ in Thousands	Aug. 31, 2022	Aug. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	$ 382	$ 263
Amounts held in Rand [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	1,527	192
Accounts receivable	250	439
Accounts payable	347	1,686
Amounts held in USD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	10,689	5,729
Loan Payable	0	9,089
Convertible Note	$ 0	$ 18,716